Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract Assets Performance [Abstract]
Disclosure Of Contract Assets Performance Explanatory

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Arising from performance under construction contracts	—	88,637
Provision on impairment	—	(10,953)

Total	—	77,684

Disclosure Of Expected Credit Loss Explanatory
The ECL as of December 31, 2023 was determined as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years
As of December 31, 2023:
Expected credit loss rate	9.6%	—	—	—
Gross carrying amount (RMB’000)	85,902	—	—	—

Allowance of expected credit loss (RMB’000)	8,218	—	—	—